SEGMENT REPORTING (Schedule of the Company's Revenues Generated from Each Segment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Company's revenues generated from each segment [Line Items]
Net revenue	$ 102,973,999	$ 80,504,734	$ 116,330,936
Gross profit	14,131,755	7,232,881	23,035,156
Other [Member]
Company's revenues generated from each segment [Line Items]
Net revenue	36,349	0	41,260
Gross profit	0	0	18,336
Solar power project development [Member]
Company's revenues generated from each segment [Line Items]
Net revenue	64,837,042
Gross profit	3,575,775
Solar power project development [Member] | Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net revenue		77,372,737	110,737,934
Gross profit		6,432,290	20,707,899
Electricity revenue generation [Member] | Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net revenue	12,247,320	3,131,997	5,551,742
Gross profit	7,031,670	$ 800,591	$ 2,308,921
EPC services [Member] | Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net revenue	25,853,288
Gross profit	$ 3,524,310